Segment Disclosure	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment Disclosure	Segment Disclosure
Operating segments are determined by the way information is reported and used by the Company's Chief Operating Decision Maker ("CODM") to review operating performance. The Company monitors the operating results of its operating segments independently for the purpose of making decisions about resource allocation and performance assessment.

Following the formal approval by the Company's Board of Directors to proceed with construction of the Tucumã Project, the Company considers the Tucumã Project to be a significant reporting segment. For the year ended December 31, 2022, the Company’s reporting segments include its two operating mines in Brazil, the Caraíba Operations and the Xavantina Operations, its development project, the Tucumã Project in Brazil, and its corporate head office in Canada. The segmented information for the comparative periods have been adjusted to reflect the Company's reporting segments for the reporting year ended December 31, 2022 for consistency.

Significant information relating to the Company's reportable segments is summarized in the tables below:

Year ended December 31, 2022	Caraíba (Brazil)	Xavantina (Brazil)	Tucumã (Brazil)	Corporate and Other	Consolidated

Revenue	$351,405	$74,987	$—	$—	$426,392

Cost of production	(146,292)	(24,768)	—	—	(171,060)
Depreciation and depletion	(47,051)	(11,605)	—	—	(58,656)
Sales expense	(8,941)	(560)	—	—	(9,501)
Cost of sales	(202,284)	(36,933)	—	—	(239,217)

Gross profit	149,121	38,054	—	—	187,175

Expenses
General and administrative	(28,123)	(4,062)	—	(17,274)	(49,459)
Share-based compensation	—	—	—	(7,931)	(7,931)
Finance income	4,310	1,451	—	4,534	10,295
Finance expenses	(9,044)	(4,244)	—	(19,935)	(33,223)
Foreign exchange gain (loss)	19,812	232	—	(134)	19,910
Other expenses	(75)	(292)	—	(17)	(384)
Income (loss) before taxes	136,001	31,139	—	(40,757)	126,383
Current tax expense	(8,463)	(2,413)	—	(4,167)	(15,043)
Deferred tax (expense) recovery	(8,378)	105	—	—	(8,273)
Net income (loss)	$119,160	$28,831	$—	$(44,924)	$103,067

Capital expenditures(1)	209,143	30,773	59,428	7,155	306,499

Assets
Current	$114,374	$50,447	$144	$227,462	392,427
Non-current	623,731	74,874	88,245	8,799	795,649
Total Assets	$738,105	$125,321	$88,389	$236,261	$1,188,076
Total Liabilities	$98,904	$106,266	$9,595	$431,146	645,911

(1)     Capital expenditures include additions to mineral property, plant and equipment and additions to exploration and evaluation asset, net of non-cash additions such as change in estimates to mine closure costs and additions of right-of-use assets.

During the year ended December 31, 2022, Caraíba earned revenues from four customers (December 31, 2021 - three) while Xavantina earned revenues from two customers (December 31, 2021 - two).

Year ended December 31, 2021	Caraíba (Brazil)	Xavantina (Brazil)	Tucumã (Brazil)	Corporate and Other	Consolidated

Revenue	$423,954	$65,961	$—	$—	$489,915

Cost of production	(96,975)	(19,837)	—	—	(116,812)
Depreciation and depletion	(39,202)	(7,800)	—	—	(47,002)
Sales expenses	(6,726)	(517)	—	—	(7,243)
Cost of sales	(142,903)	(28,154)	—	—	(171,057)

Gross profit	281,051	37,807	—	—	318,858

Expenses
General and administrative	(20,444)	(2,560)	—	(15,842)	(38,846)
Share-based compensation	—	—	—	(7,848)	(7,848)
Finance income	1,031	1,092	—	868	2,991
Finance expenses	(5,622)	(889)	—	(5,648)	(12,159)
Foreign exchange loss	(21,225)	(360)	—	(383)	(21,968)
NX Gold PMPA transaction fees	—	(1,219)	—	—	(1,219)
Other expenses	(2,382)	(507)	—	—	(2,889)
Income (loss) before taxes	232,409	33,364	—	(28,853)	236,920
Current tax expense	(15,087)	(4,406)	—	(2,935)	(22,428)
Deferred tax expense	(11,482)	(378)	—	—	(11,860)
Net income (loss)	$205,840	$28,580	$—	$(31,788)	$202,632

Assets
Current	$152,340	$35,734	$363	$20,249	208,686
Non-current	411,315	45,791	23,950	20	481,076
Total Assets	$563,655	$81,525	$24,313	$20,269	$689,762
Total Liabilities	$115,768	$109,679	$1,137	$67,688	294,272